Document and Entity Information - Dec. 31, 2014 - shares	Total
Document Documentand Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	TRIT
Entity Registrant Name	Tri-Tech Holding, Inc.
Entity Central Index Key	0001460801
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,470,874
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes